Other long term obligations	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other long term obligations
Other long term obligations
a) Other long term obligations are as follows:

	December 31, 2017	December 31, 2016
Deferred lease inducements liability (note 16(b))	$10	$38
Asset retirement obligation (note 16(c))	744	678
Directors' deferred stock unit plan (note 21(e))	5,672	4,945
Deferred gain on sale-leaseback (note 16(d))	7,654	3,199
	$14,080	$8,860
Less current portion of:
Deferred gain on sale-leaseback (note 16(d))	(1,445)	(586)
	$12,635	$8,274

b) Deferred lease inducements liability
Lease inducements applicable to lease contracts are deferred and amortized as a reduction of general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	December 31, 2017	December 31, 2016
Balance, beginning of year	$38	$145
Amortization of deferred lease inducements	(28)	(107)
Balance, end of year	$10	$38

c) Asset retirement obligation
The Company recorded an asset retirement obligation related to the future retirement of a facility on leased land. Accretion expense associated with this obligation is included in equipment costs in the Consolidated Statements of Operations.
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2017	December 31, 2016
Balance, beginning of year	$678	$617
Accretion expense	66	61
Balance, end of year	$744	$678

At December 31, 2017, estimated undiscounted cash flows required to settle the obligation were $1,084 (December 31, 2016 – $1,084). The credit adjusted risk-free rate assumed in measuring the asset retirement obligation was 9.42%. The Company expects to settle this obligation in 2021.
d) Deferred gain on sale-leaseback
At December 31, 2017, the Company recorded a gain of $5,155 (December 31, 2016 – $2,792) on the sale-leaseback of certain heavy equipment. The gain on sale has been deferred and is being amortized in the Consolidated Statements of Operations over the expected useful life of the equipment.

	December 31, 2017	December 31, 2016
Balance, beginning of year	$3,199	$780
Addition	5,155	2,792
Amortization of deferred gain on sale-leaseback	(700)	(373)
Balance, end of year	$7,654	$3,199